Document and Entity Information	Dec. 08, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment is filed solely to update and correct the title of the signatory Colleen Zuhl which was inadvertently listed as General Counsel and Chief Financial Officer to Senior Vice President and Chief Financial Officer. There have been no other changes and the exhibits are being refiled for convenience of access.
Document Period End Date	Dec. 08, 2020
Entity Registrant Name	Thor Industries, Inc.
Entity Central Index Key	0000730263
Entity Emerging Growth Company	false
Entity File Number	1-9235
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-0768752
Entity Address, Address Line One	601 East Beardsley Avenue
Entity Address, City or Town	Elkhart
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46514-3305
City Area Code	(574)
Local Phone Number	970-7460
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par value $.10 Per Share)
Trading Symbol	THO
Security Exchange Name	NYSE